financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (6)	$ (3)
Other comprehensive income sensitivity to increase in risk variable	4	(14)
Comprehensive income sensitivity to increase in risk variable	(2)	(17)
Net income sensitivity to decrease in risk variable	5	3
Other comprehensive income sensitivity to decrease in risk variable	(4)	14
Comprehensive income sensitivity to decrease in risk variable	$ 1	$ 17
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Other comprehensive income sensitivity to increase in risk variable	$ (24)	$ (22)
Comprehensive income sensitivity to increase in risk variable	(24)	(22)
Other comprehensive income sensitivity to decrease in risk variable	25	22
Comprehensive income sensitivity to decrease in risk variable	$ 25	$ 22
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Other comprehensive income sensitivity to increase in risk variable	$ 13	$ 12
Comprehensive income sensitivity to increase in risk variable	13	12
Other comprehensive income sensitivity to decrease in risk variable	(14)	(12)
Comprehensive income sensitivity to decrease in risk variable	$ (14)	$ (12)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable		$ (6)
Other comprehensive income sensitivity to increase in risk variable	$ (57)	47
Comprehensive income sensitivity to increase in risk variable	(57)	41
Net income sensitivity to decrease in risk variable		6
Other comprehensive income sensitivity to decrease in risk variable	57	(39)
Comprehensive income sensitivity to decrease in risk variable	57	(33)
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(4)	(3)
Other comprehensive income sensitivity to increase in risk variable	102	72
Comprehensive income sensitivity to increase in risk variable	98	69
Net income sensitivity to decrease in risk variable	4	3
Other comprehensive income sensitivity to decrease in risk variable	(106)	(75)
Comprehensive income sensitivity to decrease in risk variable	$ (102)	$ (72)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (40)	$ 14
Other comprehensive income sensitivity to increase in risk variable	(13)	(73)
Comprehensive income sensitivity to increase in risk variable	(53)	(59)
Net income sensitivity to decrease in risk variable	40	(14)
Other comprehensive income sensitivity to decrease in risk variable	13	73
Comprehensive income sensitivity to decrease in risk variable	53	59
U.S. Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(2)
Other comprehensive income sensitivity to increase in risk variable	(98)	(86)
Comprehensive income sensitivity to increase in risk variable	(100)	(86)
Net income sensitivity to decrease in risk variable	1
Other comprehensive income sensitivity to decrease in risk variable	102	89
Comprehensive income sensitivity to decrease in risk variable	$ 103	$ 89